Deferred Tax Liability - Schedule of Deferred Tax Liability Recognized and Movements (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Schedule of Deferred Tax Liability Recognized and Movements [Abstract]
Beginning balance	$ 5,652
Acquisition of subsidiaries		5,652
Exchange alignment	3
Ending balance	$ 5,655	$ 5,652